SUBSEQUENT EVENTS - Additional Information (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands											3 Months Ended	12 Months Ended
		Mar. 14, 2025 USD ($)	Feb. 19, 2025 R$ / shares	Feb. 18, 2025 BRL (R$)	Feb. 13, 2025 BRL (R$)	Feb. 13, 2025 USD ($)	Feb. 12, 2025 BRL (R$)	Feb. 12, 2025 USD ($)	Jan. 26, 2025 BRL (R$) shares	Jan. 10, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$) R$ / shares	Dec. 31, 2023 BRL (R$) R$ / shares	Dec. 31, 2022 BRL (R$)	Mar. 12, 2025 BRL (R$)	Jan. 28, 2025 BRL (R$)	May 29, 2024 BRL (R$)	Jan. 26, 2024
Subsequent events
Dividends paid														R$ 1,237,779
Dividend per share | R$ / shares												R$ 1.58	R$ 1.27
Dividends payable, non-cash assets distributions												R$ 96,722	R$ 549,054	892,006
Dividends received												1,312,706	1,161,439
Approval amount of increase in share capital																	R$ 150,000
Amount of shares authorized												9,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	[1]											822,687
Tax credits												R$ 60,282	R$ 43,835	R$ 114,812
Repurchase Of Debt Securities											R$ 1,152,469
Prize On Repurchase Of Debt Securities											R$ 1,152,469
Rumo S.A. [member]
Subsequent events
Proportion of ownership interests held by non-controlling interests												69.60%
Cosan Nove Participações S.A. [member]
Subsequent events
Proportion of ownership interests held by non-controlling interests												26.91%
Debentures issued | Cosan Luxembourg S A [member]
Subsequent events
Aggregate principal amount															R$ 2,500,000
Debentures issued | Compagas [member] | Debentures 5th issue - single series [member]
Subsequent events
Aggregate principal amount										R$ 410,000
Interest, Index										average daily DI rates plus a spread of 0.50% p.a.
Maturity										January 7, 2027
Debentures issued | TRSP [member] | Debentures Second Issue [Member]
Subsequent events
Aggregate principal amount				R$ 800,000
Interest, Index				IPCA + 7.4367% p.a.
Maturity				January 15, 2030 and January 15, 2033
Dividend receivable [member] | Vale SA [Member]
Subsequent events
Dividend per share | R$ / shares			R$ 2.141847479
Other disposals of assets [member] | Vale SA [Member]
Subsequent events
Percentage of share capital owned																		0.10%
Percentage Of Share Capital Disposed									4.05%
Number Of Share Disposed In Investment | shares									173,073,795
Proceeds from sales of interests in associates									R$ 9,050,029
Number of shares owned | shares									4,268,720
Announcing or commencing implementation of major restructuring [member] | Rumo S.A. [member] | Rumo Malha Norte SA [member]
Subsequent events
Proportion of ownership interests held by non-controlling interests			0.26%
Debt Repurchase Member
Subsequent events
Repurchase Of Debt Securities							R$ 3,462,660	$ 600,000
Debt Repurchase Member | Senior Notes Due 2027 [Member]
Subsequent events
Repurchase Of Debt Securities | $		$ 392,000
Debt Repurchase Member | Cosan Luxembourg S A [member] | Senior Notes Due 2031 [Member]
Subsequent events
Interest Rate											7.25%
Repurchase Of Debt Securities											R$ 1,594,064
Prize On Repurchase Of Debt Securities											R$ 1,544,299
Rectification Of Dividends [Member] | Cosan Nove Participações S.A. [member]
Subsequent events
Preferred share issue (in shares)																R$ 331,000
Rectification Of Dividends [Member] | Cosan Nove Participações S.A. [member] | Bottom of range [member]
Subsequent events
Dividends payable, non-cash assets distributions							40,000
Rectification Of Dividends [Member] | Cosan Nove Participações S.A. [member] | Top of range [member]
Subsequent events
Dividends payable, non-cash assets distributions							R$ 371,000
Early Redemption Of Debentures Member
Subsequent events
Repurchase Of Debt Securities					R$ 1,733,640	$ 300,000

[1]	The gain mentioned in this settlement was recognized in the financial results for the year.